CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2020	2019
Cash and cash equivalents	$1,755,351	$1,394,982
Current portion of restricted cash	13	37,390
Non-current portion of restricted cash	406	130

Total cash, cash equivalents and restricted cash	$1,755,770	$1,432,502